CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 175,886	$ 171,540
Prepaid expenses and other current assets	182,010	99,735
Total Current Assets	357,896	271,275
Cash and marketable securities held in Trust Account	90,849,312	130,681,047
TOTAL ASSETS	91,207,208	130,952,322
Current liabilities
Accounts payable and accrued expenses	1,602,001	147,830
Income taxes payable	0	5,883
Advances from related party	16,458	16,458
Promissory note – related party	800,339	339
Total Current Liabilities	2,418,798	170,510
Derivative liability	2,174,989	0
Warrant liability	6,982,603	3,950,311
Deferred tax liability	0	432
TOTAL LIABILITIES	11,576,390	4,121,253
Commitments
Common stock subject to possible redemption (9,074,117 and 13,001,552 shares at redemption value as of December 31, 2021 and 2020, respectively)	90,830,542	130,544,959
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,370,388 and 3,370,388 shares issued and outstanding (excluding 9,074,117 and 13,001,552 shares subject to possible redemption) at December 31, 2021 and 2020, respectively	337	337
Additional paid-in capital	0	0
Accumulated deficit	(11,200,061)	(3,714,227)
Total Stockholders' Deficit	(11,199,724)	(3,713,890)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 91,207,208	$ 130,952,322